T. ROWE PRICE Japan Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
JAPAN 99.4%
COMMON STOCKS 98.0%
AUTOMOBILES & TRANSPORTATION
EQUIPMENT 3.2%
Transportation Equipment 3.2%
Nippon Seiki  408,200 2,632
Suzuki Motor  284,100 10,651
Total Automobiles & Transportation Equipment 13,283
BANKS 6.7%
Banks 6.7%
Mitsubishi UFJ Financial Group  2,734,700 20,031
Sumitomo Mitsui Financial Group  175,100 7,610
Total Banks 27,641
COMMERCIAL & WHOLESALE TRADE 2.5%
Wholesale Trade 2.5%
ITOCHU  149,600 4,835
Kobe Bussan  193,600 5,590
Total Commercial & Wholesale Trade 10,425
CONSTRUCTION & MATERIALS 2.0%
Construction 1.4%
Sumitomo Densetsu  317,200 5,797
5,797
Glass & Ceramics Products 0.6%
Tokai Carbon  276,000 2,381
2,381
Total Construction & Materials 8,178
ELECTRIC APPLIANCES & PRECISION
INSTRUMENTS 22.5%
Electric Appliances 19.4%
Hamamatsu Photonics  90,500 4,835
Hitachi  149,800 7,856
Keyence  27,500 12,660
Lasertec  50,300 9,523
Murata Manufacturing  110,800 6,331
Nidec  162,600 9,011
Panasonic Holdings  523,100 4,851
Sony Group  100,500 8,980
Stanley Electric  220,200 4,739
Taiyo Yuden  35,200 1,196

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Tokyo Electron  29,000 10,136
80,118
Precision Instruments 3.1%
Olympus  474,500 8,920
Shimadzu  116,900 3,593
12,513
Total Electric Appliances & Precision
Instruments 92,631
FINANCIALS EX-BANKS 6.5%
Insurance 3.6%
Dai-ichi Life Holdings  275,000 6,453
Sompo Holdings  196,500 8,459
14,912
Other Financing Business 2.9%
ORIX  662,700 11,652
11,652
Total Financials ex-Banks 26,564
IT & SERVICES & OTHERS 20.4%
Communication 1.4%
SHIFT (1) 29,700 5,543
5,543
Information & Communication 8.8%
Demae-Can (1)(2) 151,500 502
GMO Payment Gateway  44,300 4,099
Hikari Tsushin  79,700 11,376
JMDC  61,800 2,043
Medley (1) 42,400 1,502
Mercari (1) 50,800 1,107
Nippon Telegraph & Telephone  441,500 13,239
Nomura Research Institute  103,900 2,494
36,362
Other Products 2.8%
Nintendo  266,700 11,564
11,564
Services 7.4%
BayCurrent Consulting  130,000 5,526
Benefit One  60,600 1,000
CyberAgent  46,500 435
Daiei Kankyo (1) 211,200 2,747
LITALICO  31,100 635
Nihon M&A Center Holdings  149,800 1,531

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Oriental Land  41,500 6,915
SMS  15,500 408
Solasto  928,800 4,893
UT Group  76,200 1,552
Visional (1) 66,600 4,826
30,468
Total IT & Services & Others 83,937
MACHINERY 7.0%
Machinery 7.0%
Disco  10,300 3,095
Harmonic Drive Systems  64,500 2,172
Hoshizaki  445,200 16,003
Miura  302,600 7,572
Total Machinery 28,842
PHARMACEUTICAL 5.8%
Pharmaceutical 5.8%
Astellas Pharma  333,700 4,912
Daiichi Sankyo  198,000 6,218
Eisai  87,500 5,414
Kyowa Kirin  260,400 5,807
Shionogi  36,200 1,725
Total Pharmaceutical 24,076
RAW MATERIALS & CHEMICALS 8.3%
Chemicals 6.8%
Fancl  236,900 4,811
Kansai Paint  449,000 6,323
Nippon Paint Holdings  626,200 5,717
Nippon Sanso Holdings  106,300 1,734
Shiseido  187,100 9,724
28,309
Pulp & Paper 1.5%
Daio Paper (2) 786,400 6,068
6,068
Total Raw Materials & Chemicals 34,377
REAL ESTATE 2.5%
Real Estate 2.5%
Hoshino Resorts REIT  1,186 6,795
Mitsui Fudosan  192,600 3,610
Total Real Estate 10,405

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
RETAIL TRADE 6.1%
Retail Trade 6.1%
Fast Retailing  10,400 6,317
Food & Life  209,900 4,672
Nextage  61,300 1,379
Pan Pacific International Holdings  198,800 3,676
Seven & i Holdings  192,200 9,074
Total Retail Trade 25,118
STEEL & NONFERROUS METALS 3.1%
Iron And Steel 0.9%
Nippon Steel  178,100 3,707
3,707
Nonferrous Metals 2.2%
Sumitomo Electric Industries  742,200 8,918
8,918
Total Steel & Nonferrous Metals 12,625
TRANSPORTATION & LOGISTICS 1.4%
Land Transportation 1.4%
East Japan Railway  105,700 5,894
Total Transportation & Logistics 5,894
Total Common Stocks 403,996
CONVERTIBLE PREFERRED STOCKS 1.4%
IT & SERVICES & OTHERS 1.4%
Information & Communication 1.4%
Andpad, Series D, Acquisition Date: 7/21/22, Cost
$725 (1)(3)(4) 17,240 768
Atama Plus, Series C, Acquisition Date: 7/20/21, Cost
$4,550 (1)(3)(4) 5,393 1,840
Datax, Series E, Acquisition Date: 7/14/21, Cost
$4,542 (1)(3)(4) 11,236 3,191
Finc Technologies, Series E, Acquisition Date: 12/18/19,
Cost $3,650 (1)(3)(4) 232,019 38
Total IT & Services & Others 5,837
Total Convertible Preferred Stocks 5,837
Total Japan (Cost $351,481) 409,833

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 5,905 6
Total Short-Term Investments (Cost $6) 6
SECURITIES LENDING COLLATERAL
0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 3,750,830 3,751
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,751
Total Securities Lending Collateral (Cost $3,751) 3,751
Total Investments in Securities 100.3%
(Cost $355,238) $ 413,590
Other Assets Less Liabilities (0.3)% (1,091)
Net Assets 100.0% $ 412,499
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2023.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$5,837 and represents 1.4% of net assets.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Japan Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 23++
Totals $ —# $ — $ 23+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 27,184  ¤  ¤ $ 3,757
Total $ 3,757^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $23 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,757.

T. ROWE PRICE Japan Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Japan Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Japan Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Japan Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Japan Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2023, totaled $727,000 for the period ended
January 31, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 403,996 $ — $ 403,996
Convertible Preferred Stocks — — 5,837 5,837
Short-Term Investments 6 — — 6
Securities Lending Collateral 3,751 — — 3,751
Total $ 3,757 $ 403,996 $ 5,837 $ 413,590
($000s)
Beginning
Balance
10/31/22
Gain (Loss)
During
Period
Ending
Balance
1/31/23
Investment in Securities
Convertible Preferred Stocks $ 5,110 $ 727 $ 5,837

T. ROWE PRICE Japan Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F62-054Q1 01/23